ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND BASIS OF PRESENTATION
Summary of details of the Company's principal subsidiaries, VIE and VIE's subsidiaries

Details of the Company’s principal subsidiaries, VIE and VIE’s subsidiaries as of December 31, 2018 are as follows:

	Place and date of	Percentage of
	incorporation/	equity interest
	registration and	attributable
Name of Company	business	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	BVI/
("BEST BVI")	May 22, 2007	100%	Investment holding
BEST Logistics Technologies Limited	HK/
("BEST HK")	May 29, 2007	100%	Investment holding
BEST Capital Inc.	Cayman Islands/
(“BEST Capital”)	December 13, 2017	100%	Investment holding
BEST Capital Holding Limited	BVI/
(“BEST Capital BVI”)	December 13, 2017	100%	Investment holding
BEST Capital Management Limited	HK/
(“BEST Capital HK”)	December 20, 2017	100%	Investment holding
BEST Logistics Technologies (China) Co., Ltd.	PRC/
("BEST China")	April 23, 2008	100%	Freight delivery and Supply chain management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC/
("BEST Store")	May 16, 2013	100%	Store + services
Zhejiang BEST Technology Co., Ltd.	PRC/
("BEST Technology")	July 26, 2007	100%	Logistics technical services
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC/
(formerly known as BEST Finance Lease (Zhejiang) Co., Ltd.)	January 15, 2015	100%	Financial services
("BEST Finance")*
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd.	PRC/
("BEST Ningbo")	May 22, 2015	100%	Supply chain management services
VIE
Hangzhou BEST Network Technologies Co., Ltd.	PRC	Nil	Express delivery services
("BEST Network")	August 22, 2007
VIE’s subsidiaries:
Sichuan Wowo Supermarket Chain Co.,Ltd.	PRC	Nil	Convenience store operations
(“Wowo”)	April 12, 2005
Shanxi Wowo Supermarket Chain Co., Ltd.	PRC	Nil	Convenience store operations
(“Shanxi Wowo”)	October 15, 2018

*  In December 2017, BEST Finance Lease (Zhejiang) Co., Ltd. was renamed Xinyuan Financial Leasing (Zhejiang) Co., Ltd.

Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIE and its subsidiaries

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	117,664	251,531	36,584
Restricted cash	23,559	46,506	6,764
Accounts receivable, net	206,593	215,070	31,281
Inventories	76,595	79,896	11,620
Short-term investments	167,638	995,505	144,790
Prepayments and other current assets	845,197	135,019	19,638
Amounts due from related parties	94,412	79,867	11,616
Total current assets	1,531,658	1,803,394	262,293
Non-current assets:
Property and equipment, net	794,382	1,418,007	206,241
Intangible assets, net	119,364	111,409	16,204
Goodwill	410,271	430,763	62,652
Other non-current assets	47,173	12,741	1,853
Restricted cash	—	16,455	2,393
Total non-current assets	1,371,190	1,989,375	289,343
Total assets	2,902,848	3,792,769	551,636
LIABILITIES
Current liabilities:
Short-term bank loans	565,000	735,000	106,901
Accounts and notes payable	1,425,018	1,399,578	203,561
Income tax payable	—	275	40
Customer advances and deposits	723,508	989,880	143,973
Accrued expenses and other liabilities	1,090,217	1,232,916	179,320
Capital lease obligation	7,227	—	—
Amounts due to related parties	1,401,016	1,640,124	238,546
Total current liabilities	5,211,986	5,997,773	872,341
Deferred tax liabilities	28,945	26,817	3,900
Other non-current liabilities	70,649	81,826	11,901
Total non-current liabilities	99,594	108,643	15,801
Total liabilities	5,311,580	6,106,416	888,142

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Total revenue	5,422,100	13,251,443	18,462,434	2,685,250
Net loss	(627,302)	(221,601)	(116,889)	(17,001)
Net cash (used in)/generated from operating activities	(381,642)	277,518	828,384	120,483
Net cash used in investing activities	(441,555)	(656,571)	(820,490)	(115,542)
Net cash generated from financing activities	960,576	267,017	171,508	24,053